Common Stock (Changes In Outstanding Shares Of Common Stock) (Details)	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Common Stock
Beginning balances	662,118,377	695,658,000	706,359,000
Stock option and benefit plans	3,211,000	1,055,000	38,000
Restricted stock plans	1,992,000	1,741,000	543,000
Reacquired shares	(80,221,000)	(36,417,000)	(11,390,000)
Other		81,000	108,000
Ending balances	587,099,794	662,118,377	695,658,000